SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 5,069	$ 3,974
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	(652)	(8)
Schedule I, Condensed Financial Information of Parent, Unamortized discount on long-term debt	(8)	(9)
Schedule I, Condensed Financial Information of Parent, Long-term debt	4,409	3,957
Schedule I, Condensed Financial Information of Parent, Footnotes [Abstract]
Schedule I, Condensed Financial Information of Parent, Other Income, Net, Gain (Loss) on Investments	41	22	35
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in next twelve months	650
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year two	800
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year four	750
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year five	600
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal after year five	2,300
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	400	400
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	250	250
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	8.90%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.00%
Schedule I, Condensed Financial Information of Parent, Variable rate notes, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	300	300
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	1.07%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due June 2018 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.15%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2019 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	9.80%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due October 2039 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750	750
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Employee Stock Ownership Plan Bonds, Variable Rates On Demand, Due November 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding		8
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage		0.40%
Schedule I, Condensed Financial Information of Parent, Market Value Adjustment For Interest Rate Swaps, Net [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Market value adjustment for interest rate swap	19	16
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	8.05%
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	4.64%
Schedule I Condensed Financial Information of Parent, Long-term debt, due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750	750
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.50%
Schedule I Condensed Financial Information of Parent Long Term Debt Due April 2017 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	600
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.30%
Schedule I Condensed Financial Information of Parent LongTerm Debt Due October 2022 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.875%